Consolidated Statements of Income (Parentheticals) - $ / shares	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Income Statement [Abstract]
Diluted	$ 0.08	$ (0.04)
Diluted	16,000,000	16,000,000